UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2741

Fidelity Court Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Connecticut
Municipal Income Fund

February 28, 2010

1.814091.105

CTF-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount	Value
Commonwealth Of Mariannas - 0.4%
Northern Mariana Islands Gen. Oblig. Series 2003 A, 6.75% 10/1/33 (Pre-Refunded to 10/1/13 @ 100) (c)	$ 2,000,000	$ 2,364,400
Connecticut - 89.1%
Bethany, Orange and Woodbridge Reg'l. School District #5:
4.5% 8/15/20	1,315,000	1,429,313
4.5% 8/15/21	1,225,000	1,327,263
4.5% 8/15/22	1,325,000	1,419,287
5% 8/15/18	1,500,000	1,740,180
5% 8/15/19	750,000	859,163
Branford Gen. Oblig.:
Series 2009:
4% 5/15/11	775,000	809,030
4% 5/15/13	1,435,000	1,577,869
5.25% 5/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	536,230
Bridgeport Gen. Oblig.:
Series 2002 A:
5.375% 8/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,570,000	4,781,454
5.375% 8/15/18 (FSA Insured)	3,400,000	3,621,680
5.375% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,074,850
Series 2004 A, 5.25% 8/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,395,992
Series 2006 B:
5% 12/1/14 (FSA Insured)	1,655,000	1,881,023
5% 12/1/17 (FSA Insured)	1,830,000	2,047,148
5% 12/1/18 (FSA Insured)	1,635,000	1,797,601
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15 (FSA Insured)	1,705,000	1,922,899
Connecticut Arpt. Rev. (Bradley Int'l. Arpt. Proj.) Series 2001 A:
5.125% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,865,000	5,490,461
5.25% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	4,150,000	4,283,464
5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	4,075,000	4,201,651
Connecticut Clean Wtr. Fund Rev. Series 1993, 6% 10/1/12 (Escrowed to Maturity) (c)	6,000,000	6,394,500
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Dev. Auth. Poll. Cont. Rev. (Connecticut Lt. & Pwr. Co. Proj.) Series 1996 A, 5.25%, tender 4/1/10 (a)(b)	$ 7,000,000	$ 7,010,710
Connecticut Dev. Auth. Wtr. Facilities Rev.:
(Aquatron Wtr. Corp., Proj.) Series 2006, 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (b)	5,000,000	4,193,750
(Bridgeport Hydraulic Proj.) 6.15% 4/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,003,510
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/16	15,000,000	17,347,200
Series 2004 A, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,676,050
Series 2004 B, 5% 6/1/15	7,500,000	8,555,475
Series 2005 B:
5.25% 6/1/18 (AMBAC Insured)	1,925,000	2,265,340
5.25% 6/1/20	16,915,000	20,052,563
Series 2006 A, 5% 12/15/15 (FSA Insured)	2,000,000	2,346,380
Series 2006 D:
5% 11/1/24	17,980,000	19,827,625
5% 11/1/25	10,000,000	10,971,100
Series 2006 E:
5% 12/15/16	3,020,000	3,529,323
5% 12/15/20	5,565,000	6,294,349
Series 2006 F, 5% 12/1/21	14,000,000	15,733,900
Series 2007 D, 5% 12/1/19	1,745,000	2,000,084
Series 2008 A, 5% 4/15/27	5,000,000	5,455,600
Series 2008 B, 5% 4/15/28	4,000,000	4,338,200
Series A:
5% 2/15/27	5,000,000	5,491,300
5% 2/15/28	2,500,000	2,727,750
5% 2/15/29	2,500,000	2,708,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Ascension Health Proj.) Series 2009 B, 3.5%, tender 2/1/12 (a)	4,835,000	4,946,447
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25 (AMBAC Insured)	4,695,000	4,703,780
(Eastern Connecticut Health Network Proj.) Series C, 5.125% 7/1/30 (Radian Asset Assurance, Inc. Insured)	1,500,000	1,310,265
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	3,234,780
Series M, 5% 7/1/34	1,000,000	1,003,310
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	$ 1,170,000	$ 1,159,716
(Loomis Chaffee School Proj.):
Series E, 5% 7/1/25	1,000,000	1,023,810
Series G, 5% 7/1/38	3,000,000	2,986,290
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity) (c)	2,480,000	3,030,064
(Quinnipiac Univ. Proj.):
Series J, 5.75% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,154,620
Series K1, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,057,500
(Saint Raphael Hosp. Proj.) Series H, 6.5% 7/1/13 (AMBAC Insured)	2,915,000	3,063,665
(Salisbury School Proj.) Series C, 5% 7/1/38 (Assured Guaranty Corp. Insured)	4,000,000	4,162,760
(William W. Backus Hosp. Proj.) Series F, 5.125% 7/1/35 (FSA Insured)	1,000,000	1,022,030
(Yale Univ. Proj.):
Series W, 5.125% 7/1/27	13,000,000	13,021,450
Series X1, 5% 7/1/42	14,015,000	14,359,068
Series Y1, 5% 7/1/35	9,000,000	9,383,670
Series Z1, 5% 7/1/42	3,335,000	3,481,707
(Yale-New Haven Hosp. Proj.) Series J1:
5% 7/1/17 (AMBAC Insured)	3,095,000	3,336,286
5% 7/1/18 (AMBAC Insured)	3,020,000	3,220,226
5% 7/1/19 (AMBAC Insured)	2,035,000	2,146,498
5% 7/1/31 (AMBAC Insured)	7,000,000	6,900,180
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2006 A, 5% 1/1/12 (AMBAC Insured)	1,520,000	1,637,329
Connecticut Resource Recovery Auth. Resource Recovery Rev. (Fuel Co. Proj.) Series 1998 A, 5.125% 11/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,019,020
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1990 A, 7.125% 6/1/10	1,265,000	1,286,201
Series 1992 B, 6.125% 9/1/12	8,680,000	9,240,641
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	3,000,000	3,423,210
Series 2003 B, 5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,910,000	9,928,324
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.: - continued
Series 2004 A:
5% 7/1/18 (AMBAC Insured)	$ 2,000,000	$ 2,203,800
5% 7/1/23	3,260,000	3,521,974
Series 2004 B, 5.25% 7/1/16	7,645,000	8,960,857
Series 2005 A, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,010,000	5,741,310
Series 2007 A:
5% 8/1/26	3,800,000	4,079,300
5% 8/1/27 (AMBAC Insured)	2,000,000	2,133,720
Series 2008 A, 5% 11/1/21	5,000,000	5,631,600
Series 2009 1, 5% 2/1/17	10,000,000	11,502,200
Connecticut State Revolving Fund Gen. Rev.:
Series 2003 A, 5% 10/1/17	2,000,000	2,225,180
Series 2008 A:
5% 2/1/16	5,500,000	6,432,195
5% 2/1/17	3,000,000	3,516,870
Series 2009 A:
5% 6/1/23	1,750,000	1,998,763
5% 6/1/25	2,000,000	2,251,920
5% 6/1/26	2,000,000	2,236,760
East Lyme Gen. Oblig. Series 2010:
4% 7/15/17	260,000	287,929
4% 7/15/18	535,000	587,184
4% 7/15/19	335,000	365,602
4% 7/15/21	360,000	386,874
4% 7/15/22	325,000	344,825
Enfield Gen. Oblig. Series 2009:
5% 7/1/17	820,000	955,267
5% 7/1/18	350,000	405,423
Fairfield Gen. Oblig.:
Series 2009, 5% 7/1/20	1,500,000	1,785,240
5% 7/1/17	1,000,000	1,182,570
5% 7/1/18	1,000,000	1,181,100
5% 7/1/19	3,225,000	3,824,141
Farmington Gen. Oblig.:
Series 2009 B:
4% 9/15/17	740,000	799,807
4% 9/15/19	500,000	526,880
4% 9/15/20	250,000	261,618
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Farmington Gen. Oblig.: - continued
Series A:
4% 9/15/20	$ 1,445,000	$ 1,554,083
4% 9/15/21	905,000	968,685
5% 9/15/19	325,000	385,057
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	999,930
Series 2008 A, 5% 11/15/37 (FSA Insured)	1,000,000	1,016,860
Hartford Gen. Oblig.:
Series 2005 A, 5.25% 8/1/15 (FSA Insured)	1,335,000	1,555,702
Series 2005 D:
5% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,866,532
5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,837,037
Series 2009:
2% 11/15/10 (Assured Guaranty Corp. Insured)	1,000,000	1,009,480
5% 11/15/17 (Assured Guaranty Corp. Insured)	1,000,000	1,161,160
Monroe Gen. Oblig. Series 2009:
2% 5/1/11	275,000	280,156
4% 5/1/13	500,000	549,345
4% 5/1/14	800,000	892,712
5% 5/1/15	500,000	585,505
5% 5/1/16	1,000,000	1,174,960
5% 5/1/18	500,000	588,515
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (b)	1,335,000	1,375,250
5% 6/15/17 (AMBAC Insured) (b)	775,000	780,921
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	2,435,000	2,801,029
New Britain Gen. Oblig. Series B, 6% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,556,220
New Canaan Gen. Oblig. Series 2009 A:
4% 4/1/13	1,110,000	1,216,704
5% 4/1/14	1,255,000	1,450,190
5% 4/1/19	1,015,000	1,201,811
New Haven Air Rights Parking Facility Rev. Series 2002, 5.375% 12/1/11 (AMBAC Insured)	1,165,000	1,239,700
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
New Haven Gen. Oblig.:
Series 2002 C, 5.125% 11/1/16 (Escrowed to Maturity) (c)	$ 30,000	$ 34,466
Series 2005:
5% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,080,000	2,297,901
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,705,000	1,894,136
5% 2/1/20 (Pre-Refunded to 2/1/15 @ 100) (c)	1,925,000	2,240,835
Series 2006:
5% 11/1/15 (AMBAC Insured)	2,575,000	2,885,339
5% 11/1/16 (AMBAC Insured)	6,000,000	6,665,820
Series 2009 A:
5% 3/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,119,800
5% 3/1/25 (Assured Guaranty Corp. Insured)	2,000,000	2,157,680
5.25% 3/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,291,320
New Milford Gen. Oblig. Series 2004:
5% 1/15/15 (AMBAC Insured)	1,025,000	1,187,524
5% 1/15/16 (AMBAC Insured)	1,025,000	1,191,932
5% 1/15/17 (AMBAC Insured)	1,025,000	1,195,581
Newtown Gen. Oblig. Series 2009 B:
5% 7/1/15	1,000,000	1,171,280
5% 7/1/18	600,000	704,238
Norwalk Gen. Oblig. Series 2010 B:
4% 7/1/14	1,770,000	1,985,533
4% 7/1/15	1,000,000	1,128,080
4.5% 7/1/21	1,465,000	1,665,837
5% 7/1/23	975,000	1,132,931
5% 7/1/26	625,000	708,538
Ridgefield Gen. Oblig. Series 2009:
5% 9/15/17	2,165,000	2,565,547
5% 9/15/18	3,535,000	4,183,460
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,592,115
5.25% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,594,303
Eighteenth Series B1, 5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,655,000	4,868,199
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.: - continued
Twentieth Series A:
5.25% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,020,000	$ 1,173,520
5.25% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,795,000	3,217,688
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	25,000,000	25,654,995
Stamford Gen. Oblig.:
Series 2009 B:
5% 7/1/17	4,520,000	5,345,216
5% 7/1/18	3,600,000	4,251,960
5.25% 7/15/15	3,000,000	3,380,580
5.5% 7/15/14	1,250,000	1,379,975
Trumbull Gen. Oblig.:
Series 2004, 5% 1/15/17 (AMBAC Insured)	1,100,000	1,204,126
Series 2009:
4% 9/15/17	850,000	941,358
4% 9/15/19	400,000	436,764
4% 9/15/20	525,000	565,987
4% 9/15/21	500,000	536,465
Univ. of Connecticut Series 2004 A, 5% 1/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,215,840
Watertown Gen. Oblig.:
Series 2005, 5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,060,000	1,237,985
Series 2009 B:
4.5% 7/1/20	1,375,000	1,535,751
5% 7/1/18	2,635,000	3,069,222
5% 7/1/19	1,000,000	1,167,840
West Hartford Gen. Oblig. Series 2005 A, 5% 1/15/16 (Pre-Refunded to 7/15/14 @ 100) (c)	1,135,000	1,318,461
West Haven Gen. Oblig. Series 2005, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,480,000	2,655,534
Westport Gen. Oblig.:
Series 2009 A, 4% 2/1/22	800,000	851,816
Series 2009, 5% 2/1/21	480,000	557,011
Wilton Gen. Oblig. Series 2009:
5% 1/15/18	300,000	351,849
5% 1/15/20	350,000	412,993
		535,665,898
Municipal Bonds - continued
	Principal Amount	Value
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/14	$ 1,000,000	$ 1,052,100
Puerto Rico - 7.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,110,480
Series AA, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,655,275
Series BB, 5.25% 7/1/18 (AMBAC Insured)	3,000,000	3,152,520
Series CC, 5.25% 7/1/33	2,495,000	2,647,744
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	5,400,000	6,014,952
Series N, 5.25% 7/1/34 (Assured Guaranty Corp. Insured)	1,500,000	1,563,135
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	6,010,000	6,385,084
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,076,480
Series 2002 A, 5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,895,000	1,997,008
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,093,420
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series JJ, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,503,350
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,445,730
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	800,000	877,704
Series VV, 5.25% 7/1/24 (FGIC Insured)	2,500,000	2,644,700
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	2,000,000	2,197,900
		42,365,482
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/17	2,250,000	2,382,188
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	1,100,000	985,435
		3,367,623
TOTAL MUNICIPAL BONDS (Cost $567,627,618)		584,815,503
Municipal Notes - 0.9%
	Principal Amount	Value
Connecticut - 0.9%
Connecticut Gen. Oblig. BAN Series 2009 B, 4% 6/1/11 (Cost $5,176,843)	$ 5,000,000	$ 5,216,150
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $572,804,461)		590,031,653
NET OTHER ASSETS - 1.8%		11,026,701
NET ASSETS - 100%		$ 601,058,354
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $572,690,417. Net unrealized appreciation aggregated $17,341,236, of which $20,829,494 related to appreciated investment securities and $3,488,258 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® New Jersey
Municipal Income Fund

February 28, 2010

1.814102.105

NJT-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.1%
	Principal Amount	Value
New Jersey - 83.6%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.) Series 1985 A:
7.375% 7/1/10 (Escrowed to Maturity) (c)	$ 150,000	$ 153,545
7.4% 7/1/16 (Escrowed to Maturity) (c)	3,510,000	4,212,140
Bayonne Gen. Oblig. 5.5% 7/1/39	5,000,000	5,225,900
Bordentown Swr. Auth. Rev. Series E, 5.5% 12/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750,000	2,785,228
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) Series 2004, 5.25% 12/15/22 (AMBAC Insured)	3,290,000	3,600,510
Burlington County Bridge Commission Lease Rev. Series 2002:
5.25% 8/15/16	20,000	21,712
5.25% 8/15/17	20,000	21,636
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 B, 5% 2/15/14	1,350,000	1,398,344
Series B, 5.25% 2/15/11	2,075,000	2,123,680
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,644,543
Cape May County Muni. Utils. Auth. Series 2002 A, 5.75% 1/1/13 (FSA Insured)	5,200,000	5,882,240
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. Series 2004, 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,613,568
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,093,790
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,725,151
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,000,000	5,842,750
Series 2005 B:
6.375% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,728,160
6.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,515,000	14,122,226
Gloucester County Impt. Auth. Solid Waste Resource Recovery Rev. (Waste Mangement, Inc. Proj.) Series 1999 B, 3.375%, tender 12/3/12 (a)(b)	1,210,000	1,218,349
Hudson County Ctfs. of Prtn. Series 2002:
6% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,185,000	2,305,153
6.25% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,210,000	3,591,444
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Hudson County Ctfs. of Prtn. Series 2002: - continued
6.25% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,420,000	$ 2,732,470
6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525,000	1,730,387
6.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,610,000	1,815,887
Jersey City Gen. Oblig.:
Series 2002 B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,425,575
Series 2005 C, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,837,295
Lenape Reg'l. High School District:
7.625% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	781,481
7.625% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,201,740
Margate City Gen. Oblig. Series 2009, 5% 2/1/18	750,000	858,900
Middlesex County Ctfs. of Prtn. Series 2001, 5.5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,038,770
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.) Series 2003:
5.25% 9/15/16	1,360,000	1,517,937
5.25% 9/15/17	2,000,000	2,219,940
Monmouth County Impt. Auth. Rev. (Howell Township Board of Ed. Impt. Proj.):
Series 2002 A, 5.25% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (c)	1,910,000	2,114,084
Series A, 5.25% 7/15/18 (Pre-Refunded to 7/15/12 @ 100) (c)	2,010,000	2,224,769
Monroe Township Muni. Util. Auth. Middlesex County Rev.:
5.25% 2/1/12 (FGIC Insured)	850,000	884,816
5.25% 2/1/12 (Pre-Refunded to 2/1/11 @ 100) (c)	280,000	292,732
Montgomery Township Board of Ed. Series 2001, 5.25% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,285,000	1,364,220
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	40,000	50,134
New Jersey Bldg. Auth. State Bldg. Rev. Series 2009 A, 5% 12/15/26	3,750,000	3,934,313
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	2,800,000	2,927,848
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2004 A:
5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,500,000	$ 3,761,275
5.25% 7/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	867,215
Series 2005 K:
5.25% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000,000	6,872,700
5.25% 12/15/16 (AMBAC Insured)	7,000,000	7,901,530
5.5% 12/15/19	14,000,000	16,126,460
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,677,000
Series 2005 O:
5.125% 3/1/28	18,455,000	19,200,023
5.125% 3/1/30	2,175,000	2,232,268
5.25% 3/1/21	2,800,000	3,033,408
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,250,080
5.25% 3/1/22	15,700,000	16,896,811
5.25% 3/1/23	3,340,000	3,583,553
5.25% 3/1/24	9,000,000	9,613,890
5.25% 3/1/25	3,000,000	3,203,220
5.25% 3/1/26	9,000,000	9,567,540
Series 2005 P:
5.125% 9/1/28	6,800,000	7,082,064
5.25% 9/1/26	8,000,000	8,549,920
Series 2006 S, 5% 9/1/36	9,000,000	9,014,760
Series 2007 U, 5% 9/1/37	2,000,000	2,002,460
Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (a)	3,000,000	3,335,850
Series 2008 Y, 5% 9/1/33	3,000,000	3,026,850
Series 2009 BB, 5% 9/1/34	5,000,000	5,083,150
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	2,900,000	3,273,114
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1994 B, 5.95% 11/1/29 (FGIC Insured) (b)	7,700,000	7,699,153
Series 1997 B, 5.375% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,750,000	3,383,813
Series 1998 A, 5.25% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,270,000	2,901,111
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.: - continued
(American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (b)	$ 5,000,000	$ 4,950,350
(Middlesex Wtr. Co. Proj.) Series 1998, 5.35% 2/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	936,780
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund Rev. Series 2001 A, 5.25% 3/1/11	4,605,000	4,782,293
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series 2002 C, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,131,500
(Higher Ed. Cap. Impt. Fund Prog.) Series 2000 A, 5.75% 9/1/12 (FSA Insured)	1,195,000	1,324,789
(Kean Univ. Proj.) Series 2009 A, 5.5% 9/1/36	4,500,000	4,752,000
(Montclair State Univ. Proj.):
Series 2003 L, 5.125% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	181,208
Series L, 5.125% 7/1/20 (Pre-Refunded to 7/1/14 @ 100) (c)	1,975,000	2,292,778
(Princeton Theological Seminary Proj.):
Series 2009 B:
3% 7/1/10	200,000	201,820
4% 7/1/22	1,000,000	1,075,740
5% 7/1/12	175,000	192,901
5% 7/1/13	250,000	284,410
5% 7/1/15	235,000	274,598
5% 7/1/17	490,000	576,926
5% 7/1/18	250,000	292,820
5% 7/1/19	200,000	234,638
Series 2009, 5% 7/1/14	235,000	271,472
(Princeton Univ. Proj.) Series 2010 B, 4.25% 7/1/40	5,000,000	4,866,650
(Ramapo College Proj.) Series 2004 E, 5% 7/1/34 (Pre-Refunded to 7/1/14 @ 100) (c)	1,500,000	1,730,055
(Rowan Univ. Proj.):
Series 2007 B, 5.5% 7/1/16 (FGIC Insured)	2,500,000	2,837,625
Series B, 5.5% 7/1/18 (FGIC Insured)	4,390,000	4,958,373
(The College of New Jersey Proj.) Series 2008 D, 5% 7/1/35 (FSA Insured)	4,000,000	4,067,840
(William Paterson College Proj.) Series 2008 C, 5% 7/1/19 (Assured Guaranty Corp. Insured)	2,570,000	2,877,809
New Jersey Envir. Infrastructure Trust Series 2007 A, 5% 9/1/17	4,900,000	5,690,664
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 1997 A, 6% 7/1/11 (Escrowed to Maturity) (c)	$ 3,500,000	$ 3,744,685
Series 2008 A, 5% 7/1/11	5,820,000	6,060,017
(Atlantic City Med. Ctr. Proj.) Series 2002:
5.75% 7/1/25	1,670,000	1,712,184
5.75% 7/1/25 (Pre-Refunded to 7/1/12 @ 100) (c)	1,330,000	1,483,482
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17	1,000,000	1,059,660
(Catholic Health East Proj.) Series 2003 A, 5.375% 11/15/33 (Pre-Refunded to 11/15/12 @ 100) (c)	2,040,000	2,288,778
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39	3,000,000	2,944,290
(Saint Mary's Hosp. - Passaic Proj.):
Series 1, 5% 3/1/21	2,680,000	2,823,728
Series 2007 1, 5% 3/1/20	2,030,000	2,151,516
(Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,900,000	1,906,764
(South Jersey Hosp. Proj.) Series 2006, 5% 7/1/14	1,620,000	1,737,580
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	6,000,000	6,405,180
Series 2008 A. 5.25% 10/1/38	5,885,000	5,998,698
Series 2009 A, 5.75% 10/1/31	4,000,000	4,241,560
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/17	2,500,000	2,727,525
New Jersey Sports & Exposition Auth. Contract Rev. Series 1998 A, 5.25% 3/1/11 (Escrowed to Maturity) (c)	15,000	15,737
New Jersey Tobacco Settlement Fing. Corp.:
Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (c)	7,215,000	8,207,423
Series 2007 1A, 5% 6/1/41	11,735,000	7,926,640
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C:
6.5% 1/1/16 (Escrowed to Maturity) (c)	3,130,000	3,723,698
6.5% 1/1/16 (Escrowed to Maturity) (c)	6,100,000	7,145,662
Series 2000 A, 6% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835,000	4,009,991
Series 2005 C:
6.5% 1/1/16	595,000	708,359
6.5% 1/1/16 (Escrowed to Maturity) (c)	190,000	237,280
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued
Series 2009 E, 5.25% 1/1/40	$ 4,920,000	$ 5,113,356
Series 2009 G, 5% 1/1/17	3,745,000	4,143,243
Series 2009 H, 5% 1/1/36	4,000,000	4,100,160
Series 2009 I, 5% 1/1/35	5,000,000	5,140,450
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 5.5% 6/15/12	145,000	158,620
Series 2001 C:
5.5% 12/15/13 (FSA Insured)	8,285,000	9,407,535
5.75% 12/15/12 (FSA Insured)	5,000,000	5,604,700
Series 2005 B, 5.25% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,830,000	11,096,006
Series 2005 C, 5.25% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000,000	10,917,600
Series 2005 D, 5% 6/15/20	4,000,000	4,288,920
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	4,009,600
0% 12/15/30 (Berkshire Hathaway Assurance Corp. Insured)	5,000,000	1,648,700
0% 12/15/34	4,000,000	974,440
0% 12/15/36 (AMBAC Insured)	2,000,000	423,580
Series 2008 A:
0% 12/15/35	11,000,000	2,354,000
0% 12/15/36	25,000,000	5,039,500
Series 2009 A:
0% 12/15/36	1,915,000	387,041
0% 12/15/38	12,500,000	2,242,000
0% 12/15/39	10,000,000	1,684,800
Series B:
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,343,784
5.5% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000,000	12,747,020
5.5% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,275,000	6,124,381
5.5% 12/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,235,000	17,522,535
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,742,497
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) Series 1998, 5.375% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,500,000	1,502,625
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,129,470
Newark Gen. Oblig. Series 2002, 5.375% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,840,000	3,164,385
Newark Port Auth. Hsg. Auth. Rev.:
(City of Newark Redev. Proj.) Series 2004, 5.5% 1/1/27 (Pre-Refunded to 1/1/14 @ 100) (c)	2,500,000	2,906,050
(Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,500,701
North Bergen Township Muni. Utils. Auth. Swr. Rev. Series 2003:
5.25% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	3,078,348
5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,096,750
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	963,840
Ocean County Utils. Auth. Wastewtr. Rev. Series 2001, 5.25% 1/1/15	4,540,000	4,807,588
Rutgers State Univ. Rev.:
Series 1992 A, 6.4% 5/1/13	1,420,000	1,509,574
Series 2009 F, 5% 5/1/30	1,500,000	1,602,165
Series F, 5% 5/1/39	9,500,000	9,940,040
Southeast Morris County Muni. Utils. Auth. Wtr. Rev. Series 2001, 5% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,175,033
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/34 (FGIC Insured)	6,000,000	6,131,820
		556,171,918
New Jersey/Pennsylvania - 1.8%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2003, 5.25% 7/1/17	1,300,000	1,392,352
Series 2007 A, 5% 7/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855,000	2,979,307
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.):
Series 1999 B, 5.7% 1/1/22 (FSA Insured)	2,000,000	2,002,080
Series 2001 A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,090,020
Municipal Bonds - continued
	Principal Amount	Value
New Jersey/Pennsylvania - continued
Delaware River Port Auth. Pennsylvania & New Jersey Rev.: - continued
Series 1999:
5.75% 1/1/15 (FSA Insured)	$ 2,000,000	$ 2,004,460
6% 1/1/18 (FSA Insured)	1,300,000	1,302,782
		11,771,001
New York & New Jersey - 8.2%
Port Auth. of New York & New Jersey:
117th Series, 5.125% 11/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,220,000	5,256,122
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000,000	3,019,410
126th Series:
5.25% 5/15/37 (FGIC Insured) (b)	8,110,000	8,062,800
5.5% 11/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,495,000	1,596,540
127th Series, 5.5% 12/15/13 (AMBAC Insured) (b)	8,600,000	9,358,520
134th Series, 5% 1/15/39	4,500,000	4,631,220
136th Series, 5.25% 11/1/16 (b)	2,800,000	3,048,668
138th Series, 5% 12/1/13 (b)	1,745,000	1,925,590
140th Series, 5% 12/1/30	5,000,000	5,260,200
141st Series:
5% 9/1/18 (b)	6,000,000	6,363,180
5% 9/1/21 (CIFG North America Insured) (b)	2,400,000	2,541,600
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,149,850
		54,213,700
Puerto Rico - 3.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,000,000	3,056,910
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/18	2,000,000	2,107,660
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,093,420
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,329,650
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,700,000	1,872,958
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	$ 1,000,000	$ 1,097,130
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	2,500,000	2,562,600
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41	6,000,000	876,120
0% 8/1/47 (AMBAC Insured)	1,000,000	96,810
Series 2009 A, 6.5% 8/1/44	1,500,000	1,616,955
		20,710,213
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A, 6.75% 10/1/37	1,000,000	1,069,000
Series 2009 A1, 5% 10/1/24	500,000	506,055
Series 2009 B, 5% 10/1/25	1,200,000	1,206,300
		2,781,355
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $624,294,901)	645,648,187
NET OTHER ASSETS - 2.9%	19,509,437
NET ASSETS - 100%	$ 665,157,624
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $624,136,827. Net unrealized appreciation aggregated $21,511,360, of which $25,123,993 related to appreciated investment securities and $3,612,633 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2010